Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 116,009	$ 89,546
Interest-bearing deposits with banks	10,397	9,612
Securities held-to-maturity	45,377	44,020
Other financial assets	1,666	2,151
Liabilities:
Noninterest-bearing deposits	59,979	58,267
Payables to customers and broker-dealers	21,872	20,073
Commercial paper	2,003	301
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	116,009	89,546
Interest-bearing deposits with banks	10,398	9,617
Federal funds sold and securities purchased under resale agreements	44,892	41,146
Securities held-to-maturity	45,377	44,020
Loans	79,418	69,738
Other financial assets	7,560	6,449
Total assets	303,654	260,516
Liabilities:
Noninterest-bearing deposits	59,979	58,267
Interest-bearing deposits	265,730	226,799
Federal funds purchased and securities sold under repurchase agreements	18,992	14,064
Payables to customers and broker-dealers	21,872	20,073
Commercial paper	2,003	301
Borrowings	1,191	941
Long-term debt	32,256	30,351
Total liabilities	402,023	350,796
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	10,014	10,016
Loans	0	0
Other financial assets	5,111	4,178
Total assets	15,125	14,194
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	116,009	89,546
Interest-bearing deposits with banks	10,398	9,617
Federal funds sold and securities purchased under resale agreements	44,892	41,146
Securities held-to-maturity	35,363	34,004
Loans	79,418	69,738
Other financial assets	2,449	2,271
Total assets	288,529	246,322
Liabilities:
Noninterest-bearing deposits	59,979	58,267
Interest-bearing deposits	265,730	226,799
Federal funds purchased and securities sold under repurchase agreements	18,992	14,064
Payables to customers and broker-dealers	21,872	20,073
Commercial paper	2,003	301
Borrowings	1,191	941
Long-term debt	32,256	30,351
Total liabilities	402,023	350,796
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	0	0
Loans	0	0
Other financial assets	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	116,009	89,546
Interest-bearing deposits with banks	10,397	9,612
Federal funds sold and securities purchased under resale agreements	44,892	41,146
Securities held-to-maturity	48,094	48,596
Loans	80,278	70,673
Other financial assets	7,560	6,449
Total assets	307,230	266,022
Liabilities:
Noninterest-bearing deposits	59,979	58,267
Interest-bearing deposits	271,915	231,257
Federal funds purchased and securities sold under repurchase agreements	18,992	14,064
Payables to customers and broker-dealers	21,872	20,073
Commercial paper	2,003	301
Borrowings	1,191	941
Long-term debt	31,873	30,854
Total liabilities	$ 407,825	$ 355,757